INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 4,355
2018	4,064
2019	3,083
2020	1,408
2021	326
Thereafter	799
Intangible assets, net	$ 14,035	$ 18,558